UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   Form 13F-HR

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:        March 31, 2013
                                               ----------------------------


Check here if Amendment [   ]; Amendment Number:
                                                 -------------
     This Amendment (Check only one.):  [   ]   is a restatement.
                                        [   ]   adds new holdings entries.


Institutional Investment Manager Filing this Report:

Name:         MacGuire, Cheswick & Tuttle Investment Counsel LLC
Address:      1020 Boston Post Road, Suite 220
              Darien, CT  06820



Form 13F File Number: 028-13200

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:    David P. Tuttle
Title:   Managing Director & CCO
Phone:   (203) 655-3323

Signature, Place, and Date of Signing:

/s/ David P. Tuttle                   Darien, CT               April 18, 2013
-------------------            ---------------------          ------------------
   [Signature]                      [City, State]                   [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                             Form 13F SUMMARY PAGE



Report Summary:

Number of Other Included Managers:                      0
                                                 ---------------

Form 13F Information Table Entry Total:                 88
                                                 ---------------

Form 13F Information Table Value Total:             $341,319
                                                  (thousands)
                                                 ---------------

                          MacGuire, Cheswick & Tuttle
                             Investment Counsel LLC

                                    Form 13F
                                   03/31/2013

                                                             VALUE   SHARES/  SH/ PUT/ INVSTMT            -----VOTING AUTHORITY-----
NAME OF ISSUER                   -TITLE OF CLASS- --CUSIP--  x$1000  PRN AMT  PRN CALL DSCRETN -MANAGERS-    SOLE   SHARED    NONE
APPLE,  INC.                     COM              037833100    14599    32981 SH       SOLE                      0        0    32981
ABBVIE INC                       COM              00287Y109     4101   100573 SH       SOLE                      0        0   100573
ABBOTT LABORATORIES              COM              002824100     3828   108373 SH       SOLE                      0        0   108373
AMAZON COM INC                   COM              023135106     6544    24555 SH       SOLE                      0        0    24555
AMPHENOL CORP                    COM              032095101     9104   121955 SH       SOLE                      0        0   121955
AMERICAN EXPRESS CO.             COM              025816109     2150    31875 SH       SOLE                      0        0    31875
BANK OF AMERICA WARRANT EXP  /   WARRANTS         060505146      185    32500 SH       SOLE                      0        0    32500
BALCHEM CORPORATION              COM              057665200      220     5000 SH       SOLE                      0        0     5000
BAKER HUGHES INC                 COM              057224107     4667   100550 SH       SOLE                      0        0   100550
PIMCO TOTAL RETURN ETF           ETF              72201R775      880     8018 SH       SOLE                      0        0     8018
BERKSHIRE HATHAWAY INC. DEL      COM              084670702     2402    23054 SH       SOLE                      0        0    23054
BLACKSTONE GROUP L.P.            COM              09253U108     1173    59300 SH       SOLE                      0        0    59300
CBRE GROUP, INC.                 COM              12504L109     7064   279775 SH       SOLE                      0        0   279775
CELGENE CORP                     COM              151020104      287     2475 SH       SOLE                      0        0     2475
CERNER CORP.                     COM              156782104      329     3470 SH       SOLE                      0        0     3470
CHURCH AND DWIGHT CO. INC        COM              171340102      259     4000 SH       SOLE                      0        0     4000
COLGATE PALMOLIVE                COM              194162103      252     2132 SH       SOLE                      0        0     2132
CAPITAL ONE                      COM              14040H105     3981    72440 SH       SOLE                      0        0    72440
CAPITAL ONE FINL CORP WT EXP 1   ETF              14040H139     1785    95400 SH       SOLE                      0        0    95400
COSTCO WHOLESALE CORP            COM              22160K105     6734    63465 SH       SOLE                      0        0    63465
CISCO SYSTEMS                    COM              17275R102     1288    61628 SH       SOLE                      0        0    61628
CHEVRON CORPORATION              COM              166764100     4365    36739 SH       SOLE                      0        0    36739
DANAHER CORPORATION              COM              235851102    12064   194105 SH       SOLE                      0        0   194105
DISNEY (WALT) CO. HOLDING CO     COM              254687106      231     4070 SH       SOLE                      0        0     4070
EBAY INC COM                     COM              278642103     3313    61110 SH       SOLE                      0        0    61110
EMC CORPORATION                  COM              268648102     6611   276715 SH       SOLE                      0        0   276715
EXPRESS SCRIPTS HLDG CO          COM              30219G108      259     4500 SH       SOLE                      0        0     4500
FREEPORT MCMORAN COPPER & GO D   COM              35671D857      785    23702 SH       SOLE                      0        0    23702
FACTSET                          COM              303075105      613     6620 SH       SOLE                      0        0     6620
MARKET VECTORS GOLD MINERS E F   ETF              57060U100      225     5950 SH       SOLE                      0        0     5950
GENERAL ELECTRIC CO              COM              369604103     9833   425304 SH       SOLE                      0        0   425304
GILEAD SCIENCES                  COM              375558103     1828    37355 SH       SOLE                      0        0    37355
SPDR GOLD TR                     ETF              78463V107    10122    65530 SH       SOLE                      0        0    65530
GOLDMAN SACHS                    COM              38141G104      250     1700 SH       SOLE                      0        0     1700
HOME DEPOT INC.                  COM              437076102     6985   100100 SH       SOLE                      0        0   100100
HONEYWELL INTL INC               COM              438516106    10508   139462 SH       SOLE                      0        0   139462
INTERNATIONAL BUSINESS MACHS     COM              459200101     5100    23912 SH       SOLE                      0        0    23912
ISHARES DJ US OIL EQUIP          ETF              464288844      642    11185 SH       SOLE                      0        0    11185
ISHARES TR S&P MIDCAP 400 IN E   ETF              464287507     2409    20931 SH       SOLE                      0        0    20931
ISHARES MID CAP 400 GROWTH       ETF              464287606      638     4980 SH       SOLE                      0        0     4980
ISHARES TR S&P SMALL CAP 600 I   ETF              464287804     1000    11490 SH       SOLE                      0        0    11490
ISHARES SMALL CAP 600 GROWTH     ETF              464287887      644     6864 SH       SOLE                      0        0     6864
INTEL CORPORATION                COM              458140100     1111    50881 SH       SOLE                      0        0    50881
ISHARES SP 500 GROWTH            ETF              464287309      300     3639 SH       SOLE                      0        0     3639
JOHNSON & JOHNSON                COM              478160104    11127   136480 SH       SOLE                      0        0   136480
JPMORGAN CHASE & COMPANY         COM              46625H100     8938   188327 SH       SOLE                      0        0   188327
JPMORGAN CHASE & CO WARRANT  X   WARRANTS         46634E114     3036   213050 SH       SOLE                      0        0   213050
KKR & CO LP                      COM              48248M102      438    22675 SH       SOLE                      0        0    22675
COCA-COLA                        COM              191216100     8151   201569 SH       SOLE                      0        0   201569
KRAFT FOODS GROUP INC.           COM              50076Q106      205     3969 SH       SOLE                      0        0     3969
LINKEDIN                         COM              53578A108     1640     9315 SH       SOLE                      0        0     9315
LAS VEGAS SANDS CORP             COM              517834107     9804   173980 SH       SOLE                      0        0   173980
MC DONALD`S CORP                 COM              580135101     4451    44645 SH       SOLE                      0        0    44645
MONDELEZ INTL INC.               COM              609207105      365    11907 SH       SOLE                      0        0    11907
MARSH & MCLENNAN CO`S INC        COM              571748102     6330   166700 SH       SOLE                      0        0   166700
3M CO.                           COM              88579Y101     2072    19492 SH       SOLE                      0        0    19492
ALTRIA GROUP INC.                COM              02209S103      612    17808 SH       SOLE                      0        0    17808
MERCK & CO. INC.                 COM              58933Y105     5210   117870 SH       SOLE                      0        0   117870
MICROSOFT CORP                   COM              594918104     1745    61010 SH       SOLE                      0        0    61010
ISHARES S&P NATIONAL MUNI        ETF              464288414      490     4450 SH       SOLE                      0        0     4450
MYLAN, INC.                      COM              628530107     1785    61645 SH       SOLE                      0        0    61645
ORACLE CORPORATION               COM              68389X105     7626   235870 SH       SOLE                      0        0   235870
PRICELINE.COM INC.               COM              741503403      206      300 SH       SOLE                      0        0      300
PEPSICO INC.                     COM              713448108     1049    13260 SH       SOLE                      0        0    13260
PFIZER, INC.                     COM              717081103      344    11926 SH       SOLE                      0        0    11926
PROCTER & GAMBLE                 COM              742718109     8747   113512 SH       SOLE                      0        0   113512
PHILIP MORRIS INTL INC           COM              718172109     1657    17875 SH       SOLE                      0        0    17875
QUALCOMM INC.                    COM              747525103     3758    56140 SH       SOLE                      0        0    56140
STARBUCKS CORP                   COM              855244109    10230   179631 SH       SOLE                      0        0   179631
SIGMA ALDRICH CORP               COM              826552101     1956    25190 SH       SOLE                      0        0    25190
SCHLUMBERGER LTD                 COM              806857108    12415   165770 SH       SOLE                      0        0   165770
ISHARES SILVER TRUST             ETF              46428Q109      357    13000 SH       SOLE                      0        0    13000
SANDISK CORP. INC.               COM              80004C101      500     9095 SH       SOLE                      0        0     9095
S P D R  S&P 500 ETF TR          ETF              78462F103     6662    42525 SH       SOLE                      0        0    42525
SYMANTEC CORP COM                COM              871503108     3768   152675 SH       SOLE                      0        0   152675
UNITED RENTALS INC.              COM              911363109     8106   147460 SH       SOLE                      0        0   147460
U S BANCORP                      COM              902973304     1273    37505 SH       SOLE                      0        0    37505
UNITED TECHNOLOGIES CORP         COM              913017109     9220    98680 SH       SOLE                      0        0    98680
VARIAN MEDICAL                   COM              92220P105     4578    63585 SH       SOLE                      0        0    63585
VANGUARD SMALL CAP ETF           ETF              922908751      368     4040 SH       SOLE                      0        0     4040
VANGUARD TOTAL INTL STOCK IN E   ETF              921909602      606    39352 SH       SOLE                      0        0    39352
VANGUARD DIVIDEND FUND           ETF              921908844      603     9180 SH       SOLE                      0        0     9180
VANGUARD MID-CAP ETF             ETF              922908629      603     6490 SH       SOLE                      0        0     6490
VANGUARD EMERGING MARKETS        ETF              922042858     8276   192933 SH       SOLE                      0        0   192933
WALGREEN CO COM                  COM              931422109      219     4600 SH       SOLE                      0        0     4600
WELLS FARGO                      COM              949746101    10720   289809 SH       SOLE                      0        0   289809
WELLS FARGO WT EXP 10/28/18      WARRANTS         949746119      431    35900 SH       SOLE                      0        0    35900
EXXON MOBIL CORPORATION          COM              30231G102    21393   237412 SH       SOLE                      0        0   237412